Document and Entity Information	9 Months Ended
	Mar. 31, 2014	May 15, 2014
Document and Entity Information
Entity Registrant Name	PACIFIC SANDS INC
Document Type	10-Q
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Entity Central Index Key	0001069799
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		64,936,354
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q3
Entity Incorporation, State Country Name	Nevada
Entity Incorporation, Date of Incorporation	Jul. 07, 1994